PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Proceeds on disposals	$ 74	$ 51
Loss on disposal of plant and equipment	$ 210	$ 293